Income Taxes - Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax provision at U.S. federal statutory rate					21.00%	21.00%
Nondeductible expenses					(1.62%)	(0.93%)
Fair value adjustments on earnout interests liability					0.14%	8.22%
Fair value adjustments on derivative liability					0.07%	1.96%
Research and development credit					1.13%	3.10%
State taxes, net of federal benefit					6.95%	10.41%
Change in valuation allowance adjustment					(27.59%)	(44.79%)
Other					(0.11%)	1.02%
Effective tax rate	(0.04%)	(0.01%)	(0.04%)	(0.01%)	(0.03%)	(0.01%)